Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount Before Income Tax
Available-for-sale financial assets	$ (3,673)	$ (411)	$ 1,840
Cash flow hedge	(139,174,121)	(221,906,855)	97,558,961
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			(1,490)
Foreign currency translation	73,114,966	107,492,316	(3,686,549)
Actuarial gains(losses) on defined-benefit pension plans	(7,777,204)	37,881	1,716,875
Other comprehensive income (loss), before taxes	(73,840,032)	(114,377,069)	95,589,637
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Income tax related to available-for-sale financial assets	992	111	(497)
Income tax related to cash flow hedge	36,883,401	60,650,786	(25,701,599)
Income tax related to defined benefit plans	2,099,845	(10,228)	(463,556)
Income tax related to components of other comprehensive income	38,984,238	60,640,669	(26,165,652)
Amount After Income Tax
Available-for-sale financial assets	(2,681)	(300)	1,343
Cash flow hedge	(102,290,720)	(161,256,069)	71,857,362
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			(1,490)
Foreign currency translation	73,114,966	107,492,316	(3,686,549)
Actuarial gains(losses) on defined-benefit pension plans	(5,677,359)	27,653	1,253,319
Total Other Comprehensive Income (Loss)	$ (34,855,794)	$ (53,736,400)	$ 69,423,985